Subordinated Liabilities - Parent (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Subordinated Liabilities [Line Items]
Schedule of Subordinated Liabilities

	Group
	2021	2020
	£m	£m
£325m Sterling preference shares	344	344
Undated subordinated liabilities	240	557
Dated subordinated liabilities	1,644	1,655
	2,228	2,556

Santander UK Group Holdings plc
Disclosure Of Subordinated Liabilities [Line Items]
Schedule of Subordinated Liabilities

		2021	2020
Dated subordinated liabilities	Maturity	£m	£m
4.75% Subordinated notes (US$1,000m)	2025	541	536
5.625% Subordinated notes (US$500m)	2045	297	294
		838	830